Transactions with shareholders, related parties and affiliated entities - Disclosure of transactions between related parties explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (expenses)
Interest and similar income	S/ 5,871,302	S/ 4,605,625	S/ 4,664,967
Administrative expenses	(1,179,788)	(965,505)	(748,617)
Interest and similar expenses	(1,662,098)	(1,057,937)	(1,192,284)
Others, net	1,679,832	1,729,450	1,500,234
Related parties [member]
Income (expenses)
Interest and similar income	72,334	68,166	70,261
Valuation of financial derivative instruments	149	180	164
Rental income	31,428	30,873	18,609
Administrative expenses	(33,758)	(44,249)	(42,768)
Interest and similar expenses	(16,821)	(3,065)	(7,264)
Others, net	S/ 51,241	S/ 31,392	S/ 6,853